Schedule of Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment	$ 2,538,375	$ 2,468,339
Less accumulated depreciation	(1,066,259)	(726,358)
Equipment, net	$ 1,472,116	$ 1,741,981